Schedule I – Parent Company Financial Information	12 Months Ended
Dec. 31, 2020
Parent Company [Member]
Schedule I – Parent Company Financial Information
SCHEDULE I – PARENT COMPANY ONLY FINANCIAL INFORMATION
The following presents condensed parent company only financial information of Maple Holdings Inc.
Condensed Balance Sheets (in thousands USD, except share and per share amounts)

	December 31, 2020	December 31, 2019
Assets
Non-current assets
Investment in subsidiaries	$300,055	$324,694

Total non-current assets	300,055	324,694

Total assets	$300,055	$324,694

Liabilities, temporary equity and stockholders’ equity
Long-term liabilities
Warrant liability	$15,944	$8,459

Total liabilities	15,944	8,459

Temporary equity
Series A Preferred Stock; par value $1,000 per share; 7,765,229 shares authorized; 7,756,158 and 6,836,003 shares issued and outstanding at December 31, 2020 and 2019	77,562	68,360
Series A-1 Preferred Stock; par value $1,000 per share; 10,480,538 shares authorized; 7,862,107 and 6,949,524 shares issued and outstanding at December 31, 2020 and 2019	78,621	69,495
Series B Preferred Stock; par value $1,000 per share; 9,090,975 shares authorized; 9,090,975 and 8,233,774 shares issued and outstanding at December 31, 2020 and 2019	90,910	82,338
Series C Convertible Preferred Stock; par value $1,000 per share; 6,872,894 shares authorized; 2,566,186 shares issued and outstanding at December 31, 2020 and 2019	16,802	16,802

Total temporary equity	263,895	236,995

Stockholders’ equity
Common stock, voting; par value $.0001 per share; 55,659,643 shares authorized; 30,281,520 and 30,309,350 shares issued and outstanding at December 31, 2020 and 2019, respectively	3	3
Additional paid-in capital	135,616	161,555
Accumulated other comprehensive loss	(1,677)	(3,793)
Accumulated deficit	(113,726)	(78,525)

Total stockholders’ equity	20,216	79,240

Total liabilities, temporary equity and stockholders’ equity	$300,055	$324,694

Condensed Statements of Loss and Comprehensive Loss (in thousands USD)

For the years ended	December 31, 2020	December 31, 2019
Equity in net loss of subsidiaries	$(27,716)	$(23,678)
Change in fair value of warrant liability	(7,485)	235

Loss before income taxes	(35,201)	(23,443)
Income tax provision (benefit)	—	—

Net loss	$(35,201)	$(23,443)

Other comprehensive loss:
Foreign currency translation adjustment	2,116	517

Comprehensive loss	$(33,085)	$(22,926)

Condensed Statements of Cash Flows (in thousands USD)

For the years ended	December 31, 2020	December 31, 2019
Cash flows from operating activities
Net loss	$(35,201)	$(23,443)
Adjustments to reconcile net loss to net cash provided by operating activities
Equity in net loss of subsidiaries	27,716	23,678
Change in fair value of warrant liability	7,485	(235)

Cash provided by operating activities	—	—

Cash flows from investing activities
Distribution from subsidiary	200	80

Cash provided by investing activities	200	80
Cash flows from financing activities
Repurchase of common stock	(200)	(80)

Cash used in financing activities	(200)	(80)
Effect of exchange rate change on cash and cash equivalents	—	—

Change in cash and cash equivalents and restricted cash	—	—
Cash and cash equivalents and restricted cash, beginning of year	—	—

Cash and cash equivalents and restricted cash, end of year	$—	$—

Non-cash investing and financing activities:
Equity issued for acquisition of Integron, LLC	$—	$7,000
Share-based payment awards issued to employees of subsidiaries	$1,161	$1,682

(i)	Basis of presentation
In the condensed parent-company-only financial statements, Maple Holdings Inc.’s (“Maple” or the “Company”) investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries since the date of acquisition. The Company’s share of net loss of its subsidiaries is included in the condensed statements of loss and comprehensive loss using the equity method of accounting. These condensed parent-company-only financial statements should be read in connection with the consolidated financial statements and notes thereto of Maple Holdings Inc. and subsidiaries.
As of December 31, 2020, the Company has no purchase commitments, capital commitments and operating lease commitments.

(ii)	Restricted Net Assets
Schedule I of Rule
5-04
of Regulation
S-X
requires the condensed financial information of a registrant to be filed when the restricted net assets of the registrant’s consolidated subsidiaries exceed 25 percent of the registrant’s consolidated net assets as of the end of the most recently completed fiscal year. For purposes of this test, restricted net assets of the consolidated subsidiaries means the amount of the registrant’s proportionate share of net assets of the consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party (e.g., lender, regulatory agency, foreign government).
The condensed parent company financial statements have been prepared in accordance with Rule
12-04,
Schedule I of Regulation
S-X
as the restricted net assets of the Company’s subsidiaries exceed 25% of the Company’s consolidated net assets. The Company is a holding company that conducts substantially all its business operations through its subsidiaries. The Company’s ability to pay dividends on the Company’s preferred and common stock is limited by restrictions on the ability of the Company and its subsidiaries to pay dividends or make distributions under the terms of agreements governing the indebtedness of the Company’s subsidiaries. Subject to the full terms and conditions under the agreements governing its indebtedness, the Company and its subsidiaries may be permitted to make dividends and distributions under such agreements if there is no event of default and certain pro-forma
financial ratios (as defined by such agreements) are met.